Financial Instruments and Management of Financial Risks (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments and Management of Financial Risks [Abstract]
Description of functional currency	The Company been stronger by 5% against the NIS, assuming all other variables remained constant.	The Company been stronger by 5% against the NIS, assuming all other variables remained constant.
Additional expense in profit or loss	$ 7,042	$ 8,330